SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Principles of consolidation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statements of comprehensive income (loss)
Net Revenues	$ 159,225	¥ 1,094,744	¥ 2,448,946	¥ 2,719,541
Net Expenses	(286,104)	(1,967,104)	(1,812,404)	(1,668,409)
Changes in cash and cash equivalents
Cash flows from operating activities	(9,546)	(65,632)	668,472	1,030,836
Cash flows from investing activities	(42,555)	(292,591)	(996,106)	(266,466)
Cash flows from financing activities	(22,063)	(151,692)	(372,677)	414,410
Net increase in cash and restricted cash	(74,164)	¥ (509,915)	(700,311)	¥ 1,178,780
Income tax payable	13,878		73,458		¥ 95,415
Deferred tax liabilities	11,580		106,315		79,618
Deferred revenues	$ 12,813		6,214		88,098
Consolidated VIE and VIE's subsidiaries
Principles of consolidation
Term of the loan	10 years	10 years
Percentage of net profit	100.00%	100.00%
Term of Exclusive Services Agreement	10 years	10 years
Consolidated balance sheets
Total assets	$ 186,659		258,466		1,283,378
Total liabilities	48,891		232,040		336,147
Statements of comprehensive income (loss)
Net Revenues	28,682	¥ 197,208	47,161
Net Expenses	(33,639)	(231,285)	(87,208)
Changes in cash and cash equivalents
Cash flows from operating activities	120	828	101,213
Cash flows from investing activities	(139,552)	(959,492)	(119,220)
Cash flows from financing activities	141,217	970,937	31,015
Net increase in cash and restricted cash	$ 1,785	¥ 12,273	13,008
Cash and short-term investments			57,390		1,004,200,000
Accounts receivable, other assets, intangible assets, equipment and leasehold improvement, deferred tax assets and goodwill			201,080		279,180
Accounts payable, other liabilities and accrued employee benefits			220,310		242,050
Income tax payable			5,522		11,042
Deferred tax liabilities			0		38,287
Deferred revenues			6,210		44,770
Non-VIE subsidiaries
Changes in cash and cash equivalents
Accounts receivable, other assets, intangible assets, equipment and leasehold improvement, deferred tax assets and goodwill					14,640
Accounts payable, other liabilities and accrued employee benefits			¥ 203,610		¥ 202,180